ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2025	2024

Payroll and social security payable	$30,142	$182,118
Other payables and accrued liabilities	11,657	14,695
Total Accounts Payable and Accrued Liabilities	$41,799	$196,813